Leases - Summary of Leases Assets About Right-Of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Balance at 1 January	$ 126,801	$ 111,519
Adjustments for indexed leases	10,201	5,358
New or renewed leases	9,583	18,871
Derecognition due to acquisition of Alvotech Facility (see Note 12)	(88,941)	0
Depreciation	(9,869)	(8,699)	$ (7,188)
Translation difference	(274)	(248)
Balance at 31 December	$ 47,501	$ 126,801	$ 111,519